     As filed with the Securities and Exchange Commission on March 28, 1996

                         File Nos. 33-62470 and 811-7704

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 9                                              /X/


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 11                                                            /X/


                                 --------------

                              SCHWAB CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                         Timothy F. McCarthy, President
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Martin E. Lybecker, Esq.             Frances Cole, Esq.
Ropes & Gray                         Charles Schwab Investment Management, Inc.
1301 K Street, NW, Suite 800 East    101 Montgomery Street
Washington, D.C.  20005              San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box)


/X/ Immediately upon filing pursuant to paragraph (b)

/ / On (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / On (date) pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)

/ / On (date) pursuant to paragraph (a)(2) of Rule 485

if appropriate, check appropriate box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DECLARATION PURSUANT TO RULE 24f-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ending October 31, 1995 was filed on December 18, 1995.

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                                     PART A

                              SCHWAB CAPITAL TRUST

         The information required by Items 1 through 9 for the Schwab Asset Director(R)--High Growth Fund, the Schwab Asset Director(R)--Balanced Growth Fund and the Schwab Asset Director(R)--Conservative Growth Fund, three separate portfolios of Registrant, is hereby incorporated by reference to the joint Prospectus for these portfolios filed with the Securities and Exchange Commission under Rule 497(e) on December 11, 1995.

         The information required by Items 1 through 9 for the Schwab International Index Fund(TM), the Schwab Small-Cap Index Fund(R) and the Schwab S&P 500 Fund, three separate portfolios of Registrant, is hereby incorporated by reference to the Prospectuses for these portfolios filed with the Securities and Exchange Commission under Rule 497(e) on February 28, 1996.


         The information required by Items 1 through 9 for the Schwab Analytics Fund, a portfolio of Registrant, is hereby incorporated by reference to the Prospectus for this portfolio filed with the Securities and Exchange Commission under Rule 485(a) on March 7, 1996.


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                                     PART B



                              SCHWAB CAPITAL TRUST



         The information required by Items 10 through 23 for the Schwab International Index Fund(TM), the Schwab Small-Cap Index Fund(R), the Schwab Asset Director(R)--High Growth Fund, the Schwab Asset Director(R)--Balanced Growth Fund, the Schwab Asset Director(R)--Conservative Growth Fund and the Schwab S&P 500 Fund, six separate portfolios of Registrant, is hereby incorporated by reference to the joint Statement of Additional Information for these portfolios filed with the Securities and Exchange Commission under Rule 497(e) on February 28, 1996.



         The information required by Items 10 through 23 for the Schwab Analytics Fund, a portfolio of Registrant, is hereby incorporated by reference to the joint Statement of Additional Information for all portfolios of Schwab Capital Trust, filed with the Securities and Exchange Commission under Rule 485(a) on March 7, 1996.


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                                     PART C

                              SCHWAB CAPITAL TRUST


       The information required by Items 24 through 32 for the Schwab International Index Fund(TM), the Schwab Small-Cap Index Fund(R), the Schwab Asset Director(R)--High Growth Fund, the Schwab Asset Director(R)--Balanced Growth Fund, the Schwab Asset Director(R)--Conservative Growth Fund, the Schwab S&P 500 Fund and the Schwab Analytics Fund, seven separate portfolios of Registrant, is hereby incorporated by reference to Part C filed with the Securities and Exchange Commission under Rule 485(a) on March 7, 1996.


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                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 9 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, State of California, on the 27th day of March 1996.


                                                SCHWAB CAPITAL TRUST
                                                Registrant

                                                Charles R. Schwab*
                                                -------------------------------
                                                Charles R. Schwab, Chairman


       Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 27th day of March 1996.


Signature                          Title
---------                          -----
Charles R. Schwab*                 Chairman and Trustee
-----------------------------
Charles R. Schwab

Timothy F. McCarthy*               President and Trustee
-----------------------------
Timothy F. McCarthy


William J. Klipp*                  Senior Vice President, Chief

-----------------------------
William J. Klipp                   Operating Officer and Trustee

Donald F. Dorward*                 Trustee
-----------------------------
Donald F. Dorward

Robert G. Holmes*                  Trustee
-----------------------------
Robert G. Holmes

Donald R. Stephens*                Trustee
-----------------------------
Donald R. Stephens

Michael W. Wilsey*                 Trustee
-----------------------------
Michael W. Wilsey

A. John Gambs*                     Treasurer and Principal Financial Officer
-----------------------------
A. John Gambs


*By:  /s/ Alan G. Priest

-----------------------------

     Alan G. Priest, Attorney-in-Fact pursuant to Powers of Attorney filed previously